Disclosure of liquidity risk (Details)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 USD ($)
Statements [Line Items]
Accounts payable and accrued liabilities	$ 1,073,792
Operating lease obligations	1,156,911
Convertible note payable	175,000
Financial liabilities	2,405,703
Within 1 Year [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	1,073,792
Operating lease obligations	205,537
Convertible note payable	0
Financial liabilities	1,279,329
1-3 Years [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	0
Operating lease obligations	431,565
Convertible note payable	175,000
Financial liabilities	606,565
4-5 Years [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	0
Operating lease obligations	445,225
Convertible note payable	0
Financial liabilities	445,225
Over 5 Years [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	0
Operating lease obligations	74,584
Convertible note payable	0
Financial liabilities	$ 74,584